Inventory (narrative) (detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 16.1	$ 6.9	$ 13.2
Effect of LIFO Inventory Liquidation on Income			$ 4.8
Effect Of LIFO Earnings Per Share Basic	$ 1.62	$ 0.64	$ 1.19
Effect Of LIFO Earnings Per Share Diluted	$ 1.6	$ 0.63	$ 1.19